Other Income (Expense) - Net - Summary of the components of other income (expense) - net (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Gain on sale of Kysor Panel Systems		$ 9.9	$ 0.0	$ 0.0
Gain on sale of investment property		5.4	0.0	0.0
Gain on acquisition of Thailand joint venture		4.9	0.0	0.0
Other	[1]	1.8	(0.6)	0.7
Other income (expense) - net		$ 22.0	$ (0.6)	$ 0.7

[1]	Other consists primarily of foreign currency gains and losses.